Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.2%
U.S. Treasury Bond 2.875%, 5/15/49	$ 5,330	$6,829
U.S. Treasury Note 1.500%, 2/15/30	830	858
Total U.S. Government Securities (Identified Cost $7,393)		7,687

Municipal Bonds—1.3%
California—0.6%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	945
Illinois—0.7%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	958
Total Municipal Bonds (Identified Cost $1,467)		1,903

Foreign Government Securities—20.1%
Bermuda RegS 4.854%, 2/6/24(1)	346	382
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	207
Dominican Republic
144A 6.000%, 7/19/28(3)	420	464
144A 6.850%, 1/27/45(3)	1,535	1,708
Islamic Republic of Pakistan RegS 6.875%, 12/5/27(1)	395	415
Kingdom of Abu Dhabi 144A 3.125%, 9/30/49(3)	530	538
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,285	1,356
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	1,016
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Saudi Arabia 144A 3.625%, 3/4/28(3)	$1,130	$1,211
Republic of Angola 144A 8.000%, 11/26/29(3)	430	431
Republic of Colombia 3.000%, 1/30/30	620	626
Republic of Ecuador 144A 8.875%, 10/23/27(3)	835	603
Republic of Egypt
144A 7.600%, 3/1/29(3)	480	514
144A 8.500%, 1/31/47(3)	715	765
Republic of El Salvador 144A 7.625%, 2/1/41(3)	455	507
Republic of Ghana
144A 7.625%, 5/16/29(3)	200	202
144A 8.125%, 3/26/32(3)	465	472
Republic of Indonesia
2.850%, 2/14/30	315	317
3.500%, 2/14/50	660	662
144A 4.350%, 1/8/27(3)	935	1,032
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	605	618
Republic of Kenya 144A 8.000%, 5/22/32(3)	865	935
Republic of Nigeria 144A 7.875%, 2/16/32(3)	1,045	1,050
Republic of Panama 4.300%, 4/29/53	435	534
Republic of South Africa
5.875%, 9/16/25	670	738
4.300%, 10/12/28	325	321
5.650%, 9/27/47	955	917
Republic of Turkey
6.250%, 9/26/22	780	804
7.375%, 2/5/25	420	446
4.875%, 10/9/26	1,630	1,526
7.625%, 4/26/29	615	657
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
5.250%, 3/13/30	$240	$218
4.875%, 4/16/43	935	750
Republic of Uruguay 5.100%, 6/18/50	840	1,055
Russian Federation 144A 5.625%, 4/4/42(3)	1,800	2,377
Ukraine 144A 7.375%, 9/25/32(3)	1,990	2,131
United Mexican States
4.500%, 4/22/29	635	718
Series M 6.500%, 6/9/22	9,038MXN	458
Total Foreign Government Securities (Identified Cost $30,168)		29,681

Mortgage-Backed Securities—16.4%
Agency—1.5%
Federal National Mortgage Association
Pool #MA2471, 3.500%, 12/1/45	770	815
Pool #MA2959, 3.500%, 4/1/47	1,226	1,293
		2,108

Non-Agency—14.9%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770	839
Angel Oak Mortgage Trust 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	468	471
Angel Oak Mortgage Trust I LLC 2019-1, A1 144A 3.920%, 11/25/48(3)(4)	519	529
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(4)	$322	$330
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	540	570
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	130	137
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	385	407
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(4)	318	322
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	515	565
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	314	317
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.579%, 12/15/36(3)(4)	585	585
Citigroup Mortgage Loan Trust 2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	534	560
COLT Mortgage Loan Trust Funding LLC 2019-1, A1 144A 3.705%, 3/25/49(3)(4)	255	260
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	289	309
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	$195	$199
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	194	196
Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(3)(4)	154	157
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	215	220
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	144	147
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	286	289
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.971%, 10/25/29(3)(4)	186	188
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	206	217
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	470	495
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	208	214
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	620	631
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	441	465
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	501	544
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	663	703
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	432	447
	Par Value	Value

Non-Agency—continued
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	$520	$543
Preston Ridge Partners Mortgage Trust 2019-GS1, A1 144A 3.500%, 10/25/24(3)(4)	388	393
Preston Ridge Partners Mortgage Trust LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	755	764
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	624	628
Pretium Mortgage Credit Partners I LLC
2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	233	233
2019-NPL1, A1 144A 4.213%, 7/25/60(3)(4)	300	301
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	530	544
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	504	516
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	363	367
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	375	381
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	275	297
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	265	284
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	260	269
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	215	232
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	168	170
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	$615	$637
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	500	500
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.570%, 5/10/45(3)(4)	415	424
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	358	361
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(3)(4)	375	377
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	520	529
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	302	306
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	499	506
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	422	426
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	690	738
		22,039

Total Mortgage-Backed Securities (Identified Cost $23,460)		24,147

Asset-Backed Securities—11.0%
Automobiles—5.7%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	394	396
	Par Value	Value

Automobiles—continued
2019-1, B 144A 4.470%, 10/20/22(3)	$515	$527
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(3)	565	585
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	785	804
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	790	797
2018-1A, B 144A 3.520%, 8/15/23(3)	760	771
2018-3A, C 144A 4.180%, 7/15/24(3)	845	884
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	520	539
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	525	538
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	542	543
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	500	507
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	520	530
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	535	541
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	$381	$393
		8,355

Other—5.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	378	386
Arbys Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	656	677
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	578	595
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	401	411
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	205	210
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	60	60
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	515	534
Mariner Finance Issuance Trust 2018-AA, A 144A 4.200%, 11/20/30(3)	230	237
North Mill Equipment Finance Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	415	424
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	462	465
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	613
	Par Value	Value

Other—continued
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(3)	$519	$549
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	525	539
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	505	534
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)(5)	470	470
Upstart Securitization Trust 2019-1, B 144A 4.190%, 4/20/26(3)	620	628
Wendy’s Funding LLC 2018-1A, A2I 144A 3.573%, 3/15/48(3)	514	529
		7,861

Total Asset-Backed Securities (Identified Cost $15,859)		16,216

Corporate Bonds and Notes—67.1%
Communication Services—5.3%
America Movil SAB de C.V. 6.450%, 12/5/22	80MXN	394
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	725	738
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	575	604
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(3)	151	160
144A 5.125%, 8/15/27(3)	175	175
Consolidated Communications, Inc. 6.500%, 10/1/22	545	525
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
DISH DBS Corp.
5.875%, 7/15/22	$260	$271
7.750%, 7/1/26	170	183
Frontier Communications Corp.
8.500%, 4/15/20	195	93
11.000%, 9/15/25	305	140
144A 8.500%, 4/1/26(3)	175	177
Grupo Televisa SAB
4.625%, 1/30/26	525	589
7.250%, 5/14/43	8,000MXN	313
iHeartCommunications, Inc. 8.375%, 5/1/27	278	302
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	400	431
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	425	361
Meredith Corp. 6.875%, 2/1/26	315	316
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	485	546
Telesat Canada 144A 6.500%, 10/15/27(3)	445	461
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	730	827
Ypso Finance Bis S.A. 144A 6.000%, 2/15/28(3)	200	192
		7,798

Consumer Discretionary—2.4%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	215	206
	Par Value	Value

Consumer Discretionary—continued
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	$140	$142
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	195
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	495	509
Lear Corp. 3.800%, 9/15/27	390	413
M/I Homes, Inc. 144A 4.950%, 2/1/28(3)	605	616
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	215	179
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(3)	299	85
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(3)	355	361
QVC, Inc. 4.750%, 2/15/27	275	271
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	139
Vista Outdoor, Inc. 5.875%, 10/1/23	530	513
		3,629

Consumer Staples—1.9%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	515	507
Altria Group, Inc. 4.800%, 2/14/29	787	900
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	390	377
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	$880	$970
		2,754

Energy—16.5%
Afren plc
144A 10.250%, 4/8/19(2)(3)(5)	635	1
144A 6.625%, 12/9/20(2)(3)(5)	732	—(6)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	490	402
Callon Petroleum Co. 6.125%, 10/1/24	218	173
Cheniere Energy Partners LP 5.625%, 10/1/26	200	201
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	190	198
CrownRock LP 144A 5.625%, 10/15/25(3)	530	510
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	224	179
144A 7.750%, 2/15/24(3)	225	126
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(7)	1,225	1,375
Geopark Ltd. 144A 6.500%, 9/21/24(3)	595	602
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	1,310	1,449
144A 5.750%, 4/19/47(3)	1,095	1,341
Kinder Morgan, Inc. 7.750%, 1/15/32	570	831
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	400	421
	Par Value	Value

Energy—continued
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	$310	$294
Nabors Industries, Inc. 5.750%, 2/1/25	220	158
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(8)	1,098	236
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(9)	155	1
Ovintiv, Inc. 8.125%, 9/15/30	280	353
Pertamina Persero PT
144A 6.450%, 5/30/44(3)	1,705	2,273
RegS 6.450%, 5/30/44(1)	815	1,086
Petrobras Global Finance B.V.
7.375%, 1/17/27	1,050	1,282
5.750%, 2/1/29	835	941
6.900%, 3/19/49	1,175	1,407
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,820	182
Petroleos Mexicanos
6.500%, 3/13/27	500	523
6.500%, 6/2/41	295	285
6.375%, 1/23/45	1,515	1,421
6.350%, 2/12/48	1,525	1,417
144A 6.840%, 1/23/30(3)	420	439
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)(3)	135	74
Sinopec Group Overseas Development 2018 Ltd. 144A 4.250%, 9/12/28(3)	1,000	1,148
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)	780	959
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean, Inc. 144A 8.000%, 2/1/27(3)	$20	$17
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,460
USA Compression Partners LP 6.875%, 4/1/26	505	489
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	430	185
		24,439

Financials—16.2%
Acrisure LLC
144A 8.125%, 2/15/24(3)	205	219
144A 7.000%, 11/15/25(3)	620	606
Allstate Corp. (The) Series B 5.750%, 8/15/53(10)	606	654
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)(7)	830	860
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	856
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	700	730
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560	627
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	1,335	1,381
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085	1,222
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510	546
	Par Value	Value

Financials—continued
Banco Santander Chile 144A 3.875%, 9/20/22(3)	$900	$934
Bancolombia S.A. 4.625%, 12/18/29	300	306
Bank of Montreal 3.803%, 12/15/32	1,064	1,147
Brighthouse Financial, Inc. 3.700%, 6/22/27	620	630
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	675	738
Citadel LP 144A 4.875%, 1/15/27(3)	415	456
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	105,000KZT	262
Discover Bank 4.682%, 8/9/28	630	669
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	944
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	550	618
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	1,040	1,160
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	97	98
ICAHN Enterprises LP 6.250%, 5/15/26	480	492
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	925	1,005
ING Groep N.V. 6.000% (9)(10)	615	613
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	730	753
Jefferies Group LLC 4.850%, 1/15/27	180	199
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
MDGH-GMTN B.V. 144A 4.500%, 11/7/28(3)	$750	$867
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	723
Springleaf Finance Corp.
7.125%, 3/15/26	290	322
5.375%, 11/15/29	40	41
Synchrony Financial 3.950%, 12/1/27	570	612
Synovus Financial Corp. 5.900%, 2/7/29	350	376
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(7)	640	691
Toronto-Dominion Bank (The) 3.625%, 9/15/31	1,135	1,236
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	362	380
		23,973

Health Care—2.7%
Advanz Pharma Corp Ltd. 8.000%, 9/6/24	103	96
Avantor, Inc.
144A 6.000%, 10/1/24(3)	260	273
144A 9.000%, 10/1/25(3)	295	322
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	155	173
144A 8.500%, 1/31/27(3)	165	181
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	355	380
HCA, Inc. 5.875%, 2/1/29	80	92
Mylan NV 3.950%, 6/15/26	545	593
	Par Value	Value

Health Care—continued
Ortho-Clinical Diagnostics, Inc. 144A 7.250%, 2/1/28(3)	$115	$113
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	445	485
Select Medical Corp. 144A 6.250%, 8/15/26(3)	270	288
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	70	69
144A 10.000%, 4/15/27(3)	230	251
Tenet Healthcare Corp.
8.125%, 4/1/22	140	152
7.000%, 8/1/25	200	205
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	365	318
		3,991

Industrials—7.7%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	974
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	631	672
Bombardier, Inc. 144A 7.500%, 3/15/25(3)	210	207
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(3)	355	378
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	411	434
DP World plc 144A 6.850%, 7/2/37(3)	1,250	1,578
GFL Environmental, Inc. 144A 7.000%, 6/1/26(3)	495	520
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	$340	$305
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	675	716
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	686	670
Oshkosh Corp. 4.600%, 5/15/28	752	851
Pentair Finance S.a.r.l 4.500%, 7/1/29	520	584
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	510	504
SRS Distribution, Inc. 144A 8.250%, 7/1/26(3)	495	519
Stanley Black & Decker, Inc. 4.000%, 3/15/60(10)	1,075	1,084
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	1,015
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(3)(11)	335	345
		11,356

Information Technology—2.1%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	520	560
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	70	71
Citrix Systems, Inc. 3.300%, 3/1/30	730	734
Dell International LLC 144A 8.100%, 7/15/36(3)	255	350
	Par Value	Value

Information Technology—continued
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	$205	$69
Juniper Networks, Inc. 3.750%, 8/15/29	560	605
VMware, Inc. 3.900%, 8/21/27	627	674
		3,063

Materials—7.4%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,000	1,074
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(3)(12)	515	518
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(10)	435	506
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	435	435
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	851
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	423
GUSAP III LP 144A 4.250%, 1/21/30(3)	635	644
Hecla Mining Co. 7.250%, 2/15/28	260	255
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	1,035	1,058
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	533	506
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,664
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	810	915
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	$355	$378
144A 4.892%, 4/24/25(3)	250	277
Teck Resources Ltd. 6.125%, 10/1/35	550	654
Trident TPI Holdings, Inc. 144A 6.625%, 11/1/25(3)	345	317
United States Steel Corp. 6.250%, 3/15/26	485	393
		10,868

Real Estate—1.9%
EPR Properties 4.750%, 12/15/26	260	292
GLP Capital LP
5.250%, 6/1/25	410	459
5.750%, 6/1/28	96	113
5.300%, 1/15/29	137	158
MPT Operating Partnership LP 5.000%, 10/15/27	270	282
Office Properties Income Trust 4.500%, 2/1/25	690	750
Service Properties Trust 4.500%, 3/15/25	745	787
		2,841

Utilities—3.0%
Centrais Eletricas Brasileiras S.A. 144A 4.625%, 2/4/30(3)	400	405
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	490	489
Ferrellgas Partners LP 8.625%, 6/15/20(13)	125	49
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	1,021
	Par Value	Value

Utilities—continued
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	$115	$116
144A 6.625%, 1/15/28(3)	415	397
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	450	484
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	760	896
Vistra Operations Co., LLC 144A 4.300%, 7/15/29(3)	525	539
		4,396

Total Corporate Bonds and Notes (Identified Cost $97,585)		99,108

Leveraged Loans(4)—12.1%
Aerospace—0.7%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 2/6/27	310	306
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.360%, 12/6/25	114	113
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 5.213%, 4/6/26	210	206
2020, Tranche B-2 (3 month LIBOR + 3.500%) 5.213%, 4/6/26	113	111
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Aerospace—continued
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.659%, 8/18/25	$232	$229
		965

Chemicals—0.2%
Innophos Holdings, Inc. (3 month LIBOR + 3.750%) 5.421%, 2/5/27	255	253
Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 5.610%, 9/29/24	213	206
Consumer Non-Durables—0.8%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.103%, 4/6/24	473	463
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 4.777%, 9/6/24	315	301
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.603%, 5/15/23	228	224
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.863%, 6/30/24	266	261
		1,249

Energy—0.6%
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 11.988%, 12/31/21	360	181
	Par Value	Value

Energy—continued
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.945%, 3/27/24	$333	$331
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.027%, 4/11/22	480	372
		884

Financial—1.0%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.103%, 8/4/25	414	414
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 4.603%, 6/16/25	494	485
Finco I LLC 2018 (1 month LIBOR + 2.000%) 3.603%, 12/27/22	108	107
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.407%, 6/28/23	465	463
		1,469

Food / Tobacco—0.6%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 5.103%, 10/10/23	251	246
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.291%, 5/23/25	219	215
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.603%, 8/16/23	$211	$197
Shearer’s Foods LLC Second Lien (1 month LIBOR + 6.750%) 8.353%, 6/30/22	310	306
		964

Gaming / Leisure—1.0%
Everi Payments, Inc. Tranche B (1 month LIBOR + 2.750%) 4.353%, 5/9/24	166	165
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 4.945%, 12/1/23	148	144
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.350%, 4/29/24	286	264
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.366%, 8/14/24	226	219
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.353%, 7/8/24	324	321
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.445%, 7/10/25	75	75
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 4.860%, 4/29/26	$257	$254
		1,442

Healthcare—1.4%
21st Century Oncology, Inc. Tranche B (2 month LIBOR + 6.125%) 7.915%, 1/16/23	157	156
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.103%, 6/30/25	340	341
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.409%, 11/27/25	153	152
(1 month LIBOR + 3.000%) 4.659%, 6/2/25	59	59
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.603%, 6/7/23	430	426
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.353%, 10/10/25	188	151
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.353%, 11/17/25	470	465
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.954%, 11/27/22	$364	$348
		2,098

Housing—0.3%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.603%, 1/15/27	424	419
Information Technology—1.2%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.945%, 9/19/25	222	226
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 3.610%, 9/19/25	166	164
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	477	472
Second Lien (3 month LIBOR + 8.250%) 10.013%, 11/1/24	166	166
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 3.353%, 4/16/25	134	132
Tranche B-4 (1 month LIBOR + 1.750%) 3.353%, 4/16/25	95	94
Tranche B-5 (1 month LIBOR + 1.750%) 3.353%, 4/16/25	89	88
	Par Value	Value

Information Technology—continued
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 4.853%, 7/2/25	$317	$309
VS Buyer LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 3/2/27(14)	55	54
		1,705

Manufacturing—0.5%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	520	394
U.S. Farathane LLC Tranche B-4 (1 month LIBOR + 3.500%) 5.103%, 12/23/21	325	306
		700

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.405%, 9/18/26	165	163
Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings SA Tranche B-5 (3 month LIBOR + 0.000%) 0.000%, 1/2/24(14)	202	203
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.853%, 3/15/27	$130	$126
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 6.103%, 11/1/24	87	71
Second Lien (1 month LIBOR + 8.250%) 9.834%, 11/1/25	295	134
		331

Media / Telecom - Wireless Communications—0.2%
Commscope, Inc. (1 month LIBOR + 3.250%) 4.853%, 4/4/26	185	181
Iridium Satellite LLC (1 month LIBOR + 3.750%) 5.353%, 11/4/26	55	55
		236

Retail—0.1%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 7.666%, 10/25/23	259	199
Service—1.6%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 5.613%, 2/6/26	290	291
	Par Value	Value

Service—continued
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.104%, 6/30/24	$315	$302
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 4.853%, 1/3/25	500	496
Pug LLC Tranche B (3 month LIBOR + 3.500%) 5.168%, 1/29/27	410	383
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 5.603%, 9/3/26	308	305
Terra Bidco Ltd. First Lien (3 month LIBOR + 5.000%) 0.000%, 11/25/26(14)	275	274
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.360%, 2/1/23	266	250
		2,301

Transportation - Automotive—0.7%
Cooper-Standard Automotive, Inc. Tranche B-1 (3 month LIBOR + 2.000%) 3.603%, 11/2/23	358	328
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.160%, 11/6/24	480	474
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.103%, 4/30/26	$294	$286
		1,088

Utility—0.7%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 4.103%, 4/14/25	345	341
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 4.603%, 8/1/25	406	398
Calpine Corp. 2019 (3 month LIBOR + 2.250%) 4.200%, 4/5/26	313	308
		1,047

Total Leveraged Loans (Identified Cost $18,753)		17,922

	Shares
Preferred Stocks—2.9%
Financials—2.4%
Huntington Bancshares, Inc. Series E, 5.700%	253(15)	254
KeyCorp Series D, 5.000%(16)	985(15)	1,024
M&T Bank Corp. Series F, 5.125%(16)	512(15)	549
MetLife, Inc. Series D, 5.875%	313(15)	349
Zions Bancorp NA, 6.950%	47,150	1,385
		3,561

	Shares	Value

Industrials—0.5%
General Electric Co. Series D, 5.000%(7)	788(15)	$767
Total Preferred Stocks (Identified Cost $4,006)		4,328

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(17)	6,403	13
Energy—0.0%
Frontera Energy Corp.	7,526	41
Hercules Offshore, Inc.(5)	10,017	10
		51

Total Common Stocks (Identified Cost $755)		64

Exchange-Traded Fund—0.7%
iShares iBoxx High Yield Corporate Bond ETF(18)	11,779	1,013
Total Exchange-Traded Fund (Identified Cost $1,025)		1,013

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(17)	2,723	37
Total Warrant (Identified Cost $47)		37

Total Long-Term Investments—136.8% (Identified Cost $200,518)		202,106(19)

See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Shares	Value

Short-Term Investments—4.5%
Purchased Options—3.5%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $107)		$5,174

Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.495%)(18)	1,504,218	1,504(19)
Total Money Market Mutual Fund (Identified Cost $1,504)		1,504

Total Short-Term Investments (Identified Cost $1,611)		6,678

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—141.3% (Identified Cost $202,129)		208,784

Written Options—(4.3)%
(See open written options schedule)
Total Written Options (Premiums received $185)		(6,403)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—137.0% (Identified Cost $201,944)		$202,381
Other assets and liabilities, net—(37.0)%		(54,653)
NET ASSETS—100.0%		$147,728

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities amounted to a value of $115,482 or 78.2% of net assets.
(4)	Variable rate security. Rate disclosed is as of February 29, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Amount is less than $500.
(7)	All or a portion of the security is segregated as collateral for written options.
(8)	14% of the income received was in Cash and 86% was in PIK.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
(11)	100% of the income received was in cash.
(12)	The first payment of cash and/or principal will be made on June 30, 2020.
(13)	Security in default, interest payments are being received during the bankruptcy proceedings.
(14)	This loan will settle after February 29, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(15)	Value shown as par value.
(16)	Interest may be forfeited.
(17)	Non-income producing.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	All or a portion of the portfolio segregated as collateral for borrowings.

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso
Country Weightings†
United States	53%
Mexico	6
Netherlands	5
Canada	4
Indonesia	3
Turkey	2
Colombia	2
Other	25
Total	100%
† % of total investments, net of written options, as of February 29, 2020.
Open Purchased Options Contracts as of February 29, 2020 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options
S&P 500® Index	69	$21,873	$3,170	3/2/20	$1,768
S&P 500® Index	63	20,065	3,185	3/4/20	1,664
S&P 500® Index	58	17,922	3,090	3/6/20	1,203
S&P 500® Index	46	13,110	2,850	3/9/20	435
S&P 500® Index	27	7,358	2,725	3/11/20	101
					5,171
Call Options
S&P 500® Index	69	24,288	3,520	3/2/20	—(2)
S&P 500® Index	63	22,428	3,560	3/4/20	—(2)
S&P 500® Index	58	20,503	3,535	3/6/20	1
S&P 500® Index	46	16,100	3,500	3/9/20	1
S&P 500® Index	27	9,383	3,475	3/11/20	1
					3
Total Purchased Options					$ 5,174

See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
Open Written Options Contracts as of February 29, 2020 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options
S&P 500® Index	69	$22,218	$3,220	3/2/20	$(2,329)
S&P 500® Index	63	20,412	3,240	3/4/20	(2,214)
S&P 500® Index	58	18,270	3,150	3/6/20	(1,299)
S&P 500® Index	46	13,455	2,925	3/9/20	(339)
S&P 500® Index	27	7,695	2,850	3/11/20	(215)
					(6,396)
Call Options
S&P 500® Index	69	23,943	3,470	3/2/20	—(2)
S&P 500® Index	63	22,082	3,505	3/4/20	(1)
S&P 500® Index	58	20,155	3,475	3/6/20	(2)
S&P 500® Index	46	15,755	3,425	3/9/20	(2)
S&P 500® Index	27	9,045	3,350	3/11/20	(2)
					(7)
Total Written Options					$(6,403)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.
See Notes to Schedule of Investments

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of February 29, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$16,216	$—	$15,746	$470
Corporate Bonds and Notes	99,108	—	99,107	1(1)
Foreign Government Securities	29,681	—	29,681	—
Leveraged Loans	17,922	—	17,922	—
Mortgage-Backed Securities	24,147	—	24,147	—
Municipal Bonds	1,903	—	1,903	—
U.S. Government Securities	7,687	—	7,687	—
Equity Securities:
Exchange-Traded Fund	1,013	1,013	—	—
Preferred Stocks	4,328	1,385	2,943	—
Common Stocks	64	54	—	10(1)
Warrant	37	—	37	—
Money Market Mutual Fund	1,504	1,504	—	—
Purchased Options	5,174	5,172	2	—
Total Investments, before Written Options	208,784	9,128	199,175	481
Liabilities:
Written Options	(6,403)	(6,403)	—	—
Total Investments, Net of Written Options	$202,381	$2,725	$199,175	$481

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at February 29, 2020.
Securities held by the Fund with an end of period value of $113 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 29, 2020.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•        Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•        Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.